SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                                  PIONEER ANNUISTAR PLUS ANNUITY
                                                 PROSPECTUS DATED APRIL 22, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Pioneer Annuistar Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

The fifth paragraph in the Guaranteed Minimum Withdrawal Benefit section is deleted and replaced with the following two paragraphs:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.



September  2003                                                   L-23044

                                      SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                       TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Travelers Life & Annuity Portfolio Architect Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

1. EFFECTIVE SEPTEMBER 15, 2003, the cover is supplemented to include the following available variable funding option:

TRAVELERS SERIES FUND INC.
    SB Adjustable Rate Income Portfolio - Class I Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                                             TOTAL ANNUAL
                                                 DISTRIBUTION                                 OPERATING
                          MANAGEMENT FEE        AND/OR SERVICE       OTHER EXPENSES        EXPENSES (BEFORE
                          (BEFORE EXPENSE            FEES            (BEFORE EXPENSE           EXPENSE
FUNDING OPTION            REIMBURSEMENT)           (12b-1)           REIMBURSEMENT)        REIMBURSEMENT)#
---------------------     ---------------       --------------       ---------------       ----------------
TRAVELERS SERIES
FUND INC.
SB Adjustable Rate
Income Portfolio -
Class I...................     0.60%                 0.25%                 0.21%                1.06%**

** "Other Expenses" are based on estimated amounts for the current fiscal year.


The Examples in the Fee Table section are supplemented as follows:

                                                                          IF CONTRACT IS NOT SURRENDERED
                                       IF CONTRACT IS SURRENDERED AT        OR ANNUITIZED AT THE END OF
                                         THE END OF PERIOD SHOWN:                  PERIOD SHOWN
                                     --------------------------------    --------------------------------
                                                3       5        10                 3       5        10
FUNDING OPTION                       1 YEAR   YEARS   YEARS     YEARS    1 YEAR   YEARS   YEARS     YEARS
---------------                      ------   -----   -----     -----    ------   -----   -----     -----
TRAVELERS SERIES FUND INC.

  SB Adjustable Rate Portfolio --
     Class I                          1187     2074    2740     4368      421      1274    2140     4368


The Variable Funding Options section is supplemented as follows:

TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Portfolio--      Seeks high current income and to      Smith Barney Fund Management,
     Class I                           limit the degree of fluctuation       LLC
                                       of its net asset value resulting
                                       from movements in interest rates.
                                       The Fund normally invests in
                                       adjustable rate securities.


2. EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:

TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.

3.  GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

The fifth paragraph in the Guaranteed Minimum Withdrawal Benefit section is deleted and replaced with the following two paragraphs:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.



September  2003                                                   L-23030

                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                      SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                                   PROSPECTUS DATED MAY 15, 2003


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Scudder Advocate Rewards Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

The fifth paragraph in the Guaranteed Minimum Withdrawal Benefit section is deleted and replaced with the following two paragraphs:

If you make subsequent payments, we will recalculate your RBB and your AWB. Your new RBB equals your RBB immediately prior to the subsequent payment plus the subsequent payment. When your RBB is adjusted because you have made a subsequent Purchase Payment, your AWB is recalculated to equal the AWB immediately prior to the subsequent payment, plus either 5% or 10% of the subsequent payment, depending on when you have taken your first withdrawal.

Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to the maximum RBB applied to your GMWB. We may impose a maximum RBB in the future for Contract Owners who elect GMWB, but the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented. We reserve the right to restrict the maximum RBB on subsequent Purchase Payments and/or resets if such subsequent Purchase Payments and/or resets would cause the RBB to be greater than the maximum RBB. Purchase Payments under $1 million are not subject to a limitation on the maximum RBB. State variations may apply.



September 2003                                                 L-23046